S-K 1603, SPAC Sponsor; Conflicts of Interest	Oct. 14, 2025
SPAC Sponsor, its Affiliates and Promoters [Line Items]
SPAC Sponsor [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
FG Imperii Investors LLC	5,750,000 Class B ordinary shares(1)	$10,000(2)

	275,000 private units(1)	$2,750,000

	Up to $150,000	Repayment of loans made to us by our sponsor to cover offering-related and organizational expenses.

	1,000,000 $15 Exercise Price Warrants	$100,000

	$15,000 per month	Office space, administrative and support services

	Up to $1,500,000 in working capital loans may be convertible into private units at a price of $10.00 per unit	Working capital loans to finance transaction costs in connection with an intended initial business combination.

	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination.

Imperii Securities LLC(3)	Up to $3,000,000	Financial advice and assistance in connection with an initial business combination

FG Imperii Investors LLC Larry G. Swets, Jr. Hassan R. Baqar Andrew B. McIntyre Scott D. Wollney Richard E. Govignon Anthony C. “Tony” Scuderi

Anti-dilution protection for an aggregate of 5,750,000 founder shares in order to maintain the percentage of the founder shares at 20.0% of the outstanding shares of the combined company upon consummation of an initial business combination, as described in this prospectus

Issuance of additional ordinary shares to the holders of the founder shares

1)	Assumes no exercise of the over-allotment option and the full forfeiture of 750,000 Class B ordinary shares that are subject to surrender by our initial shareholders depending on the extent to which the underwriters’ over-allotment option is exercised.
2)	Includes the amount paid by the sponsor for the founder shares that were subsequently transferred to our officers and directors.

SPAC Sponsor, Agreement Arrangement or Understanding on Determining Whether to Proceed with de-SPAC Transaction [Text Block]
➢	Our key personnel may negotiate employment or consulting agreements with a target business in connection with a particular business combination. These agreements may provide for them to receive compensation following our initial business combination and as a result, may cause them to have conflicts of interest in determining whether to proceed with a particular business combination.

SPAC Sponsor, Direct and Indirect Material Interest Holders [Table Text Block]

Approximate
Percentage
of
					Approximate		Interest in
	Series A		Series C	Series D	Percentage		the Private
	Units	Series B Units	Units	Units	of		Warrants
	(Representing	(Representing	(Representing	(Representing	Interest in		and OTM
	Interests in	Interests in	Interests in	Interests in	the Ordinary		Warrants
	the Ordinary	the Ordinary	the Private	the OTM	Shares Held		Held by
	Shares)	Shares)	Warrants)	Warrants)	by Sponsor		Sponsor
Larry G. Swets, Jr.						%		%
Hassan R. Baqar						%		%
D. Kyle Cerminara						%		%

SPAC Sponsor, Agreement Arrangement or Understanding on the Redemption of Outstanding Securities [Text Block]	We will provide our public shareholders with the opportunity to redeem all or a portion of their public shares (up to an aggregate of 15% for each public shareholder of the shares sold in this offering, as described in more detail in this prospectus) upon the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account calculated as of two business days prior to the consummation of our initial business combination, including interest earned on the funds held in the trust account (which interest shall be net of funds withdrawn for taxes payable), divided by the number of then outstanding public shares, subject to the limitations and on the conditions described herein. The amount in the trust account is initially anticipated to be $10.00 per public share (regardless of whether the underwriters exercise their over-allotment option). There will be no redemption rights upon the completion of our initial business combination with respect to our warrants. Our initial shareholders, sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to any founder shares they hold and any public shares they may acquire during or after this offering in connection with the completion of our initial business combination
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Assuming no liquidation, merger, share exchange, reorganization or other similar transaction takes place, lock-ups on the founder shares and private placement securities would expire as follows:

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares

(i) with respect to 50% of the founder shares, the earlier of (x) twelve months after the date of the consummation of an initial business combination or (y) the date on which the closing price of our ordinary shares equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after our initial business combination and (ii) with respect to the remaining 50% of the founder shares, twelve months after the date of the consummation of our initial business combination

During the period commencing on the date of this prospectus and ending 180 days after such date, the initial shareholders shall not, without the prior written consent of ThinkEquity and EBC, (i) sell, offer to sell, contract or agree to sell, hypothecate, pledge, grant any option to purchase or otherwise dispose of or agree to dispose of, directly or indirectly, or establish or increase a put equivalent position or liquidate or decrease a call equivalent position, with respect to any units, ordinary shares (including, but not limited to, founder shares), warrants or any securities convertible into,

FG Imperii Investors LLC Larry G. Swets, Jr. Hassan R. Baqar Scott D. Wollney Andrew B. McIntyre Richard E. Govignon D. Kyle Cerminara Anthony C. “Tony” Scuderi

Transfers permitted (a) to our officers or directors, any affiliate or family member of any of our officers or directors, any affiliate of our sponsor or to any member of the sponsor or any of their affiliates, (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement or in connection with the consummation of a business combination at prices no greater than the price at which the shares or warrants were originally purchased; (f) by virtue of the laws of the Cayman Islands or our Sponsor’s limited liability company agreement upon dissolution of our Sponsor, (g) in the event of our liquidation prior to our consummation of our initial business combination; or (h) in the event that, subsequent to our consummation of an initial business combination, we

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions

or exercisable, or exchangeable for, ordinary shares owned by it, him or her, or (ii) enter into any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of any units, ordinary shares (including, but not limited to, founder shares), warrants or any securities convertible into, or exercisable, or exchangeable for, ordinary shares owned by it, him or her, whether any such transaction is to be settled by delivery of such securities, in cash or otherwise complete a liquidation, merger, amalgamation, share capital sexchange or other similar transaction which results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property; provided, however, that in the case of clauses (a) through (f) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreement

Private units and private placement warrants (including component securities and securities underlying those component securities)

30 days after the completion of the business combination, provided, however, that the Underwriter Shares have been deemed compensation by FINRA and are therefore subject to a lock-up for a period of 180 days immediately following the date of the effectiveness of the registration statement of which this prospectus forms a part pursuant to Rule 5110(e)(1) of FINRA’s Conduct Rules

		FG Imperii Investors LLC Larry G. Swets, Jr. Hassan R. Baqar Scott D. Wollney Andrew B. McIntyre Richard E. Govignon D. Kyle Cerminara Anthony C. “Tony” Scuderi	Same as above.

Any units, warrants, ordinary shares or any other securities convertible into, or exercisable or exchangeable for, any units, ordinary shares, founder shares or warrants	180 days	FG Imperii Investors LLC Larry G. Swets, Jr. Hassan R. Baqar Scott D. Wollney Andrew B. McIntyre Richard E. Govignon D. Kyle Cerminara Anthony C. “Tony” Scuderi

The 180 day lock-up period is pursuant to the underwriting agreement and can be waived with the prior written consent of ThinkEquity and EBC.

Our sponsor, officers and directors are also subject to separate transfer restrictions on their founder shares and private units pursuant to the letter agreement described in the immediately preceding paragraphs.

SPAC Sponsor, Conflicts of Interest [Table Text Block]

Individual	Entity	Entity’s Business	Affiliation
Larry G. Swets, Jr.	GreenFirst Forest Products, Inc.	Forest Products	Director
	Itasca Golf Managers, Inc.	Real Estate and Hospitality	President
	Saltire Capital Ltd.	Holding Company	Executive Chairman
	FG Merger II Corp.	Special Purpose Acquisition Company	Chief Executive Officer

Hassan Baqar	FG Reinsurance Ltd	Reinsurance	Director
	Saltire Capital Ltd.	Holding Company	Chief Financial Officer
	Craveworthy LLC	Restaurants Portfolio Company	Manager
	Sequoia Financial LLC	Management Services & Financial Advisory	Managing member
	Aldel Financial II Inc.	Special Purpose Acquisition Company	Chief Financial Officer
	FG Merger II Corp.	Special Purpose Acquisition Company	Chief Financial Officer

Scott D. Wollney	FG Nexus Inc.	Reinsurance, Investment Management	Director
	Atlas Financial Holdings, Inc.	Property & Casualty Insurance	Director & CEO
	FG Merger II Corp.	Special Purpose Acquisition Company	Chairman

Richard E. Govignon	FG Nexus Inc.	Reinsurance, Investment Management	Director
	Strong Global Entertainment	Cinema Exhibition Industry	Director
	Saltire Capital Ltd.	Holding Company	Director
	B-Scada Inc.	Software and Hardware Development	Director
	Dnerus Financial	Family Asset Management	Partner
	FG Merger II Corp.	Special Purpose Acquisition Company	Director

Andrew B. McIntyre	Saltire Capital Ltd.	Holding Company	Director
	Segwin Consulting Ltd.	Solar Enery, Business Consulting	Director
	FG Merger II Corp.	Special Purpose Acquisition Company	Director

Anthony C. “Tony” Scuderi	Imperii Partners	M&A and strategic capital advisor	CEO and Chairman

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Larry G. Swets, Jr.	GreenFirst Forest Products, Inc.	Forest Products	Director
	Itasca Golf Managers, Inc.	Real Estate and Hospitality	President
	Saltire Capital Ltd.	Holding Company	Executive Chairman
	FG Merger II Corp.	Special Purpose Acquisition Company	Chief Executive Officer

Hassan Baqar	FG Reinsurance Ltd	Reinsurance	Director
	Saltire Capital Ltd.	Holding Company	Chief Financial Officer
	Craveworthy LLC	Restaurants Portfolio Company	Manager
	Sequoia Financial LLC	Management Services & Financial Advisory	Managing member
	Aldel Financial II Inc.	Special Purpose Acquisition Company	Chief Financial Officer
	FG Merger II Corp.	Special Purpose Acquisition Company	Chief Financial Officer

Scott D. Wollney	FG Nexus Inc.	Reinsurance, Investment Management	Director
	Atlas Financial Holdings, Inc.	Property & Casualty Insurance	Director & CEO
	FG Merger II Corp.	Special Purpose Acquisition Company	Chairman

Richard E. Govignon	FG Nexus Inc.	Reinsurance, Investment Management	Director
	Strong Global Entertainment	Cinema Exhibition Industry	Director
	Saltire Capital Ltd.	Holding Company	Director
	B-Scada Inc.	Software and Hardware Development	Director
	Dnerus Financial	Family Asset Management	Partner
	FG Merger II Corp.	Special Purpose Acquisition Company	Director

Andrew B. McIntyre	Saltire Capital Ltd.	Holding Company	Director
	Segwin Consulting Ltd.	Solar Enery, Business Consulting	Director
	FG Merger II Corp.	Special Purpose Acquisition Company	Director

Anthony C. “Tony” Scuderi	Imperii Partners	M&A and strategic capital advisor	CEO and Chairman

Potential investors should also be aware of the following other potential conflicts of interest:

➢	Our executive officers and directors are not required to, and will not, commit their full time to our affairs, which may result in a conflict of interest in allocating their time between our operations and our search for a business combination and their other businesses. We do not intend to have any full-time employees prior to the completion of our initial business combination. Each of our executive officers is engaged in several other business endeavors for which he may be entitled to substantial compensation, and our executive officers are not obligated to contribute any specific number of hours per week to our affairs.
➢	Our initial shareholders purchased founder shares prior to the date of this prospectus and will purchase private placement securities in a transaction that will close simultaneously with the closing of this offering. Our initial shareholders have entered into agreements with us, pursuant which they have agreed to waive their redemption rights with respect to their founder shares and any public shares they hold in connection with the completion of our initial business combination. The other members of our management team have entered into agreements similar to the one entered into by our initial shareholders with respect to any public shares acquired by them in or after this offering. Additionally, our initial shareholders have agreed to waive their rights to liquidating distributions from the trust account with respect to their founder shares if we fail to complete our initial business combination within the prescribed time frame or any extended period of time that we may have to consummate an initial business combination as a result of an amendment to our amended and restated memorandum and articles of association. If we do not complete our initial business combination within the prescribed time frame, the private placement securities will expire worthless. Furthermore, our initial shareholders have agreed not to transfer, assign or sell any of their founder shares until: (i) with respect to 50% of the founder shares, the earlier of (x) twelve months after the date of the consummation of an initial business combination or (y) the date on which the closing price of our ordinary shares equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after our initial business combination and (ii) with respect to the remaining 50% of the founder shares, twelve months after the date of the consummation of our initial business combination. In addition, we could agree to permit the holders of our founder shares to transfer shares or agree to cancel such securities. Although no such transfers or cancellations are contemplated, we could agree to permit such transfer or cancellation to facilitate the closing of a business combination. Any permitted transferees will be subject to the same restrictions and other agreements of our initial shareholders with respect to any founder shares. We refer to such transfer restrictions throughout this prospectus as the lock-up. Notwithstanding the foregoing, if we consummate a transaction after our initial business combination which results in our shareholders having the right to exchange their shares for cash, securities or other property, the founder shares will be released from the lock-up. Subject to certain limited exceptions, the private placement warrants will not be transferable until 30 days following the completion of our initial business combination. Because each of our executive officers and directors will own ordinary shares or warrants directly or indirectly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.
➢	Our key personnel may negotiate employment or consulting agreements with a target business in connection with a particular business combination. These agreements may provide for them to receive compensation following our initial business combination and as a result, may cause them to have conflicts of interest in determining whether to proceed with a particular business combination.
➢	Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.